Segmented information - Schedule of Disclosure of Operations of Company's Segments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)
Disclosure of operating segments [line items]
Number of reportable segments | segment	5
Total revenue	$ 145,182	$ 164,645
Total expenses	120,103	119,455
Income (loss) before income taxes	25,079	45,190
Adjusted base EBITDA	71,002	64,073
Reportable Segments | Exchange listed products
Disclosure of operating segments [line items]
Total revenue	76,819	62,983
Total expenses	27,221	20,641
Income (loss) before income taxes	49,598	42,342
Adjusted base EBITDA	56,948	46,449
Reportable Segments | Managed equities
Disclosure of operating segments [line items]
Total revenue	29,710	34,020
Total expenses	25,634	27,951
Income (loss) before income taxes	4,076	6,069
Adjusted base EBITDA	9,932	14,215
Reportable Segments | Private strategies
Disclosure of operating segments [line items]
Total revenue	16,984	25,729
Total expenses	12,400	18,002
Income (loss) before income taxes	4,584	7,727
Adjusted base EBITDA	9,207	8,921
Reportable Segments | Brokerage
Disclosure of operating segments [line items]
Total revenue	20,472	34,556
Total expenses	19,055	26,245
Income (loss) before income taxes	1,417	8,311
Adjusted base EBITDA	4,602	9,768
Reportable Segments | Corporate
Disclosure of operating segments [line items]
Total revenue	(3,288)	2,698
Total expenses	31,246	21,250
Income (loss) before income taxes	(34,534)	(18,552)
Adjusted base EBITDA	(10,518)	(16,071)
Consolidation, elimination and all other segments
Disclosure of operating segments [line items]
Total revenue	4,485	4,659
Total expenses	4,547	5,366
Income (loss) before income taxes	(62)	(707)
Adjusted base EBITDA	$ 831	$ 791